Segment Reporting - Summary of Segment Reporting (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of operating segments [line items]
Net revenue	$ 56,444	$ 45,517		$ 43,064
Non current Assets	222,166	213,569	[1]
Beer business [member]
Disclosure of operating segments [line items]
Net revenue	50,301	41,421		40,595
Non beer business [member]
Disclosure of operating segments [line items]
Net revenue	6,143	4,096		3,009
Belgium [member]
Disclosure of operating segments [line items]
Net revenue	704	687		690
Non current Assets	$ 1,658	$ 1,440		$ 1,169

[1]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).